Principal accounting policies (Right-of-use assets) (Detail)	12 Months Ended
Dec. 31, 2021
Buildings
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	2.5 - 10 years
Electric utility plant in service
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	8 - 25 years
Transportation facilities
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	30 years
Land use rights
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	10 - 50 years
Other Right Of Use Assets [Member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	5 - 50 years